Vanguard Total Stock Market Index Fund
Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Small-Cap Index Fund
Vanguard Value Index Fund
Vanguard Mid-Cap Value Index Fund
Vanguard Small-Cap Value Index Fund
Vanguard Growth Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Small-Cap Growth Index Fund
Supplement Dated July 29, 2026, to the Prospectus and Summary Prospectuses Dated April 28, 2026
Important Changes to the Funds

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard Index Funds has approved the renaming of Vanguard Total Stock Market Index Fund, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Small-Cap Index Fund, Vanguard Value Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Small-Cap Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Small-Cap Growth Index Fund (each, a “Fund” and collectively, the “Funds”) as shown below.
The name changes are effective as of July 29, 2026. Each Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name	New Corresponding Name for ETF Share Class
Vanguard Total Stock Market Index Fund	Vanguard Morningstar Total Stock Market Index Fund	Vanguard Morningstar Total Stock Market ETF
Vanguard Large-Cap Index Fund	Vanguard Morningstar Large-Cap Index Fund	Vanguard Morningstar Large-Cap ETF
Vanguard Mid-Cap Index Fund	Vanguard Morningstar Mid-Cap Index Fund	Vanguard Morningstar Mid-Cap ETF

Current Fund Name	New Fund Name	New Corresponding Name for ETF Share Class
Vanguard Small-Cap Index Fund	Vanguard Morningstar Small-Cap Index Fund	Vanguard Morningstar Small-Cap ETF
Vanguard Value Index Fund	Vanguard Morningstar Value Index Fund	Vanguard Morningstar Value ETF
Vanguard Mid-Cap Value Index Fund	Vanguard Morningstar Mid-Cap Value Index Fund	Vanguard Morningstar Mid-Cap Value ETF
Vanguard Small-Cap Value Index Fund	Vanguard Morningstar Small-Cap Value Index Fund	Vanguard Morningstar Small-Cap Value ETF
Vanguard Growth Index Fund	Vanguard Morningstar Growth Index Fund	Vanguard Morningstar Growth ETF
Vanguard Mid-Cap Growth Index Fund	Vanguard Morningstar Mid-Cap Growth Index Fund	Vanguard Morningstar Mid-Cap Growth ETF
Vanguard Small-Cap Growth Index Fund	Vanguard Morningstar Small-Cap Growth Index Fund	Vanguard Morningstar Small-Cap Growth ETF

Morningstar’s acquisition of CRSP will also result in name changes of each Fund’s target index, as shown below. These changes are effective as of July 29, 2026.
Current Fund Name	Current Target Index Name	New Target Index Name
Vanguard Total Stock Market Index Fund	CRSP US Total Market Index	Morningstar US Total Market Index
Vanguard Large-Cap Index Fund	CRSP US Large Cap Index	Morningstar US Large Cap Index
Vanguard Mid-Cap Index Fund	CRSP US Mid Cap Index	Morningstar US Mid Cap Index
Vanguard Small-Cap Index Fund	CRSP US Small Cap Index	Morningstar US Small Cap Index
Vanguard Value Index Fund	CRSP US Large Cap Value Index	Morningstar US Large Cap Value Index
Vanguard Mid-Cap Value Index Fund	CRSP US Mid Cap Value Index	Morningstar US Mid Cap Value Index
Vanguard Small-Cap Value Index Fund	CRSP US Small Cap Value Index	Morningstar US Small Cap Value Index
Vanguard Growth Index Fund	CRSP US Large Cap Growth Index	Morningstar US Large Cap Growth Index

Current Fund Name	Current Target Index Name	New Target Index Name
Vanguard Mid-Cap Growth Index Fund	CRSP US Mid Cap Growth Index	Morningstar US Mid Cap Growth Index
Vanguard Small-Cap Growth Index Fund	CRSP US Small Cap Growth Index	Morningstar US Small Cap Growth Index

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS MRN 072026

Vanguard Index Funds

Supplement Dated July 29, 2026, to the Statements of Additional Information Dated April 28, 2026

Important Changes to Vanguard Total Stock Market Index Fund, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Small-Cap Index Fund, Vanguard Value Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Small-Cap Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Small-Cap Growth Index Fund (each, a “Fund” and collectively, the “Funds”)

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard Index Funds has approved the renaming of each Fund, as shown below.

The name changes are effective as of July 29, 2026. Each Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name	New Corresponding Name for ETF Share
Class
Vanguard Total Stock Market Index Fund	Vanguard Morningstar Total Stock Market	Vanguard Morningstar Total Stock Market
	Index Fund	ETF
Vanguard Large-Cap Index Fund	Vanguard Morningstar Large-Cap Index	Vanguard Morningstar Large-Cap ETF
Fund
Vanguard Mid-Cap Index Fund	Vanguard Morningstar Mid-Cap Index Fund	Vanguard Morningstar Mid-Cap ETF
Vanguard Small-Cap Index Fund	Vanguard Morningstar Small-Cap Index Fund	Vanguard Morningstar Small-Cap ETF
Vanguard Value Index Fund	Vanguard Morningstar Value Index Fund	Vanguard Morningstar Value ETF
Vanguard Mid-Cap Value Index Fund	Vanguard Morningstar Mid-Cap Value Index	Vanguard Morningstar Mid-Cap Value ETF
Fund
Vanguard Small-Cap Value Index Fund	Vanguard Morningstar Small-Cap Value	Vanguard Morningstar Small-Cap Value ETF
Index Fund
Vanguard Growth Index Fund	Vanguard Morningstar Growth Index Fund	Vanguard Morningstar Growth ETF
Vanguard Mid-Cap Growth Index Fund	Vanguard Morningstar Mid-Cap Growth	Vanguard Morningstar Mid-Cap Growth ETF
Index Fund
Vanguard Small-Cap Growth Index Fund	Vanguard Morningstar Small-Cap Growth	Vanguard Morningstar Small-Cap Growth
	Index Fund	ETF

Morningstar’s acquisition of CRSP will also result in name changes of each Fund’s target index, as shown below. These changes are effective as of July 29, 2026.

Current Fund Name	Current Target Index Name	New Target Index Name
Vanguard Total Stock Market Index Fund	CRSP US Total Market Index	Morningstar US Total Market Index
Vanguard Large-Cap Index Fund	CRSP US Large Cap Index	Morningstar US Large Cap Index
Vanguard Mid-Cap Index Fund	CRSP US Mid Cap Index	Morningstar US Mid Cap Index
Vanguard Small-Cap Index Fund	CRSP US Small Cap Index	Morningstar US Small Cap Index
Vanguard Value Index Fund	CRSP US Large Cap Value Index	Morningstar US Large Cap Value Index
Vanguard Mid-Cap Value Index Fund	CRSP US Mid Cap Value Index	Morningstar US Mid Cap Value Index
Current Fund Name	Current Target Index Name	New Target Index Name
Vanguard Small-Cap Value Index Fund	CRSP US Small Cap Value Index	Morningstar US Small Cap Value Index
Vanguard Growth Index Fund	CRSP US Large Cap Growth Index	Morningstar US Large Cap Growth Index
Vanguard Mid-Cap Growth Index Fund	CRSP US Mid Cap Growth Index	Morningstar US Mid Cap Growth Index
Vanguard Small-Cap Growth Index Fund	CRSP US Small Cap Growth Index	Morningstar US Small Cap Growth Index
© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 040A 072026
Vanguard Marketing Corporation, Distributor.